CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (625)	$ (7,189)
Other comprehensive loss:
Foreign currency translation adjustments, net of taxes	143
Unrealized gain (loss) on derivatives designated as cash flow hedges, net of taxes	719	(920)
Comprehensive income (loss), net of tax	$ 237	$ (8,109)